Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Basic and Diluted Earnings Per Common Share
The basic and diluted income per share is calculated by dividing the net income for the period attributable to the Company’s shareholders by the average number of common shares in circulation during the period, excluding common shares acquired by the Company and held as treasury shares.

	12.31.2023	12.31.2022	12.31.2021
Profit (losses) attributable to owners of Embraer	164.0	(185.4)	(44.7)

	164.0	(185.4)	(44.7)

Weighted average number of shares (in thousands)	734,633	734,633	734,730
Basic and diluted earnings (loss) per share - U.S. dollars	0.22	(0.25)	(0.06)